Acquisition and Divestitures - Additional Information (Detail) $ in Millions									12 Months Ended
	May 12, 2021 CAD ($)	May 31, 2020 CAD ($)	Jan. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 13, 2019 CAD ($)	Dec. 03, 2019 CAD ($) basis_points	Apr. 30, 2019 CAD ($)	Mar. 01, 2019 CAD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2019 CAD ($)	Mar. 31, 2021	Aug. 31, 2019
Disclosure of detailed information about business combination [line items]
Goodwill									$ 8,848	$ 9,279	$ 9,631
Proportion of ownership interests in subsidiaries									100.00%
Total derecognized assets									$ 1,184,844	1,136,466
Total derecognized liabilities									1,111,952	1,065,963
Insurance and Banking Operations [member] | EL SALVADOR
Disclosure of detailed information about business combination [line items]
Expected after tax gain (loss) on sale of operations										(28)	(136)
Gain (loss) on sale of subsidiary after tax			$ (164)
Total derecognized assets			2,796
Total derecognized liabilities			$ 2,481
Other smaller operating segments and corporate adjustments [member] | Puerto Rico and US Virgin Islands [member]
Disclosure of detailed information about business combination [line items]
Expected after tax gain (loss) on sale of operations										(22)	(402)
Gain (loss) on sale of subsidiary after tax				$ (424)
Total derecognized assets				4,800
Total derecognized liabilities				$ 4,166
Banking operations in the Caribbean [Member]
Disclosure of detailed information about business combination [line items]
Expected after tax gain (loss) on sale of operations											$ 38
Total derecognized assets									2,086
Total derecognized liabilities									$ 2,069
Operations in British Virgin Islands [Member] | British Virgin Islands [member]
Disclosure of detailed information about business combination [line items]
Gain (loss) on sale of subsidiary after tax		$ 48
Total derecognized assets		631
Total derecognized liabilities		$ 537
Thanachart bank public company limited [member]
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest									49.00%
Thanachart bank public company limited [member] | Disposal of major subsidiary [member]
Disclosure of detailed information about business combination [line items]
Expected after tax gain (loss) on sale of operations						$ 414
Ownership interest, potential divestiture						49.00%
Proportion of consideration received in cash													49.00%
Derecognized interest percent						49.00%
Derecognized carrying amount						$ 3,600
Proportion of consideration received in shares													6.00%
Expected before tax gain (loss) on sale of operations						$ 426
Significant unobservable input, entity's own equity instruments | basis_points						36
Banco Dominicano del Progreso, Dominican Republic [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, purchase price								$ 440
Goodwill								271
Banco Cencosud, Peru [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, purchase price								$ 133
Duration of credit card operations and offer other products and services to customers								15 years
Scotia Crecer AFP and Scotia Seguros [member] | Dominican Republic [member]
Disclosure of detailed information about business combination [line items]
Gain (loss) on sale of subsidiary after tax							$ 273
Scotia Crecer AFP and Scotia Seguros [member] | Banco Dominicano del Progreso, Dominican Republic [member]
Disclosure of detailed information about business combination [line items]
Total derecognized assets							111
Total derecognized liabilities							$ 26
AFP Colfondos [Member]
Disclosure of detailed information about business combination [line items]
Amount reclassified from AOCI to retained earnings					$ 27
Gain (loss) after reclassification					(85)
AFP Colfondos [Member] | Disposal of major subsidiary [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of detailed information about business combination [line items]
Expected after tax gain (loss) on sale of operations									$ (48)	$ (64)
Gain (loss) on sale of subsidiary after tax					(112)
Total derecognized liabilities					53
AFP Colfondos [Member] | Disposal of major subsidiary [member] | country SV [Member]
Disclosure of detailed information about business combination [line items]
Total derecognized assets					$ 240
Scotiabank (British Virgin Islands) Limited [member] | Disposal of major subsidiary [member]
Disclosure of detailed information about business combination [line items]
Ownership interest, potential divestiture					51.00%
Operations in Belize [Member]
Disclosure of detailed information about business combination [line items]
Ownership interest, potential divestiture												100.00%
Bank Of Nova Scotia Chile SA [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests in subsidiaries	83.00%
Percentage increase in ownership interest in subsidiaries	7.00%
Payment to acquire non controlling interests in subsidiaries	$ 481